Warrants	6 Months Ended
Jun. 30, 2020
Warrants And Rights Note Disclosure [Abstract]
Warrants

9. Warrants

During the six months ended June 30, 2020 all of the outstanding warrants were exercised and 721,120 class A ordinary shares issued for aggregate cash consideration of $9,297. No warrants are outstanding as of June 30, 2020.